VESSEL UNDER CAPITAL LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Capital Leased Assets

	2019
(in thousands of $)	Vessels	Drydocking expenditure	Total
Cost
As of January 1, and December 31,	163,231	11,280	174,511

Depreciation and amortization
As of January 1	(59,425)	(375)	(59,800)
Charge for the year	(4,022)	(2,256)	(6,278)
As of December 31	(63,447)	(2,631)	(66,078)

Net book value as at December 31	99,784	8,649	108,433

	2018
	Vessels	Drydocking expenditure	Total
Cost
As of January 1	160,535	8,305	168,840
Additions	2,696	11,104	13,800
Write-off of fully depreciated and amortized asset	—	(8,129)	(8,129)
As of December 31	163,231	11,280	174,511

Depreciation and amortization
As of January 1	(55,510)	(7,385)	(62,895)
Charge for the year	(3,915)	(1,119)	(5,034)
Write-off of fully depreciated and amortized asset	—	8,129	8,129
As of December 31	(59,425)	(375)	(59,800)

Net book value as at December 31	103,806	10,905	114,711

Lease, Cost

	2019
(in thousands of $)	Vessels	Drydocking expenditure	Total
Cost
As of January 1, and December 31,	163,231	11,280	174,511

Depreciation and amortization
As of January 1	(59,425)	(375)	(59,800)
Charge for the year	(4,022)	(2,256)	(6,278)
As of December 31	(63,447)	(2,631)	(66,078)

Net book value as at December 31	99,784	8,649	108,433

	2018
	Vessels	Drydocking expenditure	Total
Cost
As of January 1	160,535	8,305	168,840
Additions	2,696	11,104	13,800
Write-off of fully depreciated and amortized asset	—	(8,129)	(8,129)
As of December 31	163,231	11,280	174,511

Depreciation and amortization
As of January 1	(55,510)	(7,385)	(62,895)
Charge for the year	(3,915)	(1,119)	(5,034)
Write-off of fully depreciated and amortized asset	—	8,129	8,129
As of December 31	(59,425)	(375)	(59,800)

Net book value as at December 31	103,806	10,905	114,711